SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Fixed assets) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 2,848,603	$ 1,160,907	$ 820,303
Accumulated depreciation	(237,227)	(140,872)	(48,307)
Total fixed assets, net	2,611,376	1,020,035	771,996
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	117,141	15,780	7,268
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	686,237	667,536	578,347
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	163,882	161,579	137,217
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	71,292	71,292	62,926
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	7,270	7,270	7,270
Website Development [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	2,500	2,500	27,275
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 1,800,281	$ 234,950